UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21132

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Short-Term U.S. Government Portfolio

October 31, 2017

Portfolio of Investments

Mortgage Pass-Throughs — 15.1%

Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.:
1.907%, (COF + 1.25%), with maturity at 2018(1)	$7		$7,097
1.957%, (COF + 1.25%), with maturity at 2025(1)	187		188,014
2.537%, (COF + 1.913%), with maturity at 2022(1)	22		21,804
2.799%, (1 yr. CMT + 1.975%), with maturity at 2034(1)	3,175		3,306,392
2.858%, (COF + 1.25%), with maturity at 2035(1)	1,628		1,684,020
2.866%, (COF + 2.233%), with maturity at 2025(1)	401		413,693
3.028%, (1 yr. CMT + 2.233%), with maturity at 2036(1)	2,293		2,421,495
3.054%, (1 yr. CMT + 2.238%), with maturity at 2038(1)	2,160		2,284,085
3.067%, (1 yr. CMT + 2.122%), with maturity at 2020(1)	23		22,696
3.114%, (1 yr. CMT + 2.29%), with maturity at 2023(1)	458		467,199
3.241%, (1 yr. CMT + 2.259%), with maturity at 2035(1)	5,848		6,176,055
3.295%, (COF + 1.25%), with maturity at 2032(1)	375		377,421
3.327%, (1 yr. CMT + 2.331%), with maturity at 2036(1)	2,408		2,550,900
3.554%, (COF + 1.25%), with maturity at 2029(1)	150		149,725
3.791%, (COF + 1.25%), with maturity at 2034(1)	143		152,735
4.043%, (COF + 2.28%), with maturity at 2037(1)	1,764		1,859,941
4.187%, (1 yr. CMT + 2.515%), with maturity at 2032(1)	361		373,113
4.407%, (COF + 1.249%), with maturity at 2030(1)	490		523,251
4.50%, with various maturities to 2035	1,080		1,143,389
4.679%, (COF + 1.25%), with maturity at 2033(1)	1,973		2,082,549
5.00%, with various maturities to 2018	155		156,172
5.50%, with maturity at 2018	6		6,084
6.00%, with maturity at 2029	302		337,118
7.00%, with various maturities to 2035	672		775,536
8.00%, with various maturities to 2025	5		6,067

			$27,486,551

Federal National Mortgage Association:
1.907%, (COF + 1.25%), with maturity at 2033(1)	$348		$351,712
1.957%, (COF + 1.25%), with various maturities to 2037(1)	640		646,286
1.96%, (COF + 1.35%), with maturity at 2018(1)	0	(2)	106
2.089%, (COF + 1.25%), with maturity at 2038(1)	364		366,963
(1 mo. USD LIBOR + 1.00%), with maturity at 2047(3)	10,553		10,546,583
2.477%, (COF + 1.787%), with maturity at 2029(1)	8		8,253
2.478%, (COF + 1.25%), with maturity at 2020(1)	70		70,551
2.617%, (COF + 1.25%), with maturity at 2018(1)	2		2,136

Security	Principal Amount (000’s omitted)		Value

Federal National Mortgage Association: (continued)
2.651%, (COF + 1.252%), with maturity at 2036(1)	$174		$172,989
2.738%, (COF + 2.146%), with maturity at 2030(1)	53		53,245
2.749%, (COF + 2.094%), with maturity at 2030(1)	406		414,659
2.902%, (COF + 2.282%), with maturity at 2021(1)	113		114,240
2.955%, (1 yr. CMT + 2.138%), with maturity at 2031(1)	1,489		1,534,367
2.992%, (1 yr. CMT + 2.139%), with maturity at 2040(1)	668		698,360
3.057%, (1 yr. CMT + 2.173%), with maturity at 2036(1)	584		616,328
3.073%, (1 yr. CMT + 2.154%), with maturity at 2037(1)	1,953		2,060,478
3.079%, (COF + 1.251%), with maturity at 2036(1)	510		515,141
3.081%, (1 yr. CMT + 2.201%), with maturity at 2039(1)	3,464		3,659,282
3.125%, (COF + 1.75%), with maturity at 2018(1)	0	(2)	69
3.148%, (COF + 1.25%), with maturity at 2034(1)	1,512		1,573,899
3.227%, (1 yr. CMT + 2.249%), with maturity at 2033(1)	5,127		5,386,543
3.243%, (1 yr. CMT + 2.426%), with maturity at 2038(1)	987		1,042,426
3.248%, (1 yr. CMT + 2.132%), with maturity at 2033(1)	634		666,766
3.374%, (1 yr. CMT + 2.463%), with maturity at 2019(1)	157		158,286
3.441%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	1,661		1,746,941
3.55%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	915		967,514
3.553%, (COF + 1.25%), with maturity at 2034(1)	2,348		2,477,178
3.587%, (COF + 2.35%), with maturity at 2026(1)	567		596,567
3.699%, (COF + 1.25%), with maturity at 2035(1)	796		837,482
3.739%, (COF + 1.789%), with maturity at 2036(1)	1,304		1,392,854
3.774%, (COF + 1.252%), with maturity at 2036(1)	125		129,370
3.816%, (COF + 1.852%), with maturity at 2021(1)	100		101,758
3.819%, (COF + 1.852%), with maturity at 2021(1)	177		179,932
3.834%, (COF + 1.775%), with maturity at 2035(1)	652		696,867
3.915%, (COF + 1.25%), with maturity at 2034(1)	1,456		1,529,743
4.04%, (COF + 1.74%), with maturity at 2035(1)	995		1,055,570
4.107%, (COF + 1.25%), with maturity at 2033(1)	554		590,205
4.204%, (COF + 1.806%), with maturity at 2034(1)	533		569,290
4.664%, (COF + 1.493%), with maturity at 2029(1)	804		859,288
4.706%, (COF + 1.87%), with maturity at 2034(1)	857		903,443
4.809%, (COF + 1.736%), with maturity at 2034(1)	450		481,032
5.00%, with various maturities to 2019	285		288,443
6.00%, with various maturities to 2031	477		527,771
6.324%, (COF + 2.00%), with maturity at 2032(1)	198		216,597

19	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Federal National Mortgage Association: (continued)
6.50%, with maturity at 2036	$4,668		$5,230,183
7.00%, with various maturities to 2035	3,665		4,243,772
7.483%, with maturity at 2018(4)	0	(2)	47
8.00%, with maturity at 2034	613		702,613

			$56,984,128

Government National Mortgage Association:
2.25%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$424		$431,554
5.00%, with maturity at 2018	144		145,275
8.25%, with maturity at 2020	28		28,648
9.00%, with maturity at 2017	0	(2)	5

			$605,482

Total Mortgage Pass-Throughs (identified cost $84,302,057)			$85,076,161

Collateralized Mortgage Obligations — 78.6%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(5)	$3,463		$3,146,308
Series 239, (Principal Only), Class PO, 0.00%, 8/15/36(5)	1,663		1,481,004
Series 246, (Principal Only), Class PO, 0.00%, 5/15/37(5)	3,804		3,533,826
Series 1395, Class F, 1.382%, (COF + 0.65%), 10/15/22(6)	20		19,550
Series 2135, Class JZ, 6.00%, 3/15/29	967		1,072,534
Series 3030, (Interest Only), Class SL, 4.861%, (6.10% - 1 mo. USD LIBOR), 9/15/35(7)(8)	3,409		589,581
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(5)	1,484		1,317,531
Series 3114, (Interest Only), Class TS, 5.411%, (6.65% - 1 mo. USD LIBOR), 9/15/30(7)(8)	7,914		1,052,373
Series 3339, (Interest Only), Class JI, 5.351%, (6.59% - 1 mo. USD LIBOR), 7/15/37(7)(8)	2,598		467,684
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(5)	485		449,222
Series 3476, (Principal Only), Class PO, 0.00%, 7/15/38(5)	917		825,494
Series 3862, (Principal Only), Class PO, 0.00%, 5/15/41(5)	1,581		1,404,048
Series 3866, Class DF, 2.689%, (1 mo. USD LIBOR + 1.45%), 5/15/41(6)	2,325		2,376,977
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(7)	3,095		200,539

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(7)	$4,204	$561,961
Series 4094, (Interest Only), Class CS, 4.761%, (6.00% - 1 mo. USD LIBOR), 8/15/42(7)(8)	5,069	963,870
Series 4109, (Interest Only), Class SA, 4.961%, (6.20% - 1 mo. USD LIBOR), 9/15/32(7)(8)	3,503	621,679
Series 4177, Class MP, 2.50%, 3/15/43	946	912,011
Series 4204, Class AF, 2.235%, (1 mo. USD LIBOR + 1.00%), 5/15/43(6)	2,855	2,843,895
Series 4212, (Interest Only), Class SA, 4.961%, (6.20% - 1 mo. USD LIBOR), 7/15/38(7)(8)	9,179	965,369
Series 4299, Class JG, 2.50%, 7/15/43	6,049	6,046,693
Series 4319, Class SY, 5.714%, (7.875% - 1 mo. USD LIBOR x 1.75), 3/15/44(8)	93	93,964
Series 4337, Class YT, 3.50%, 4/15/49	2,854	2,885,197
Series 4385, Class SC, 6.452%, (9.333% - 1 mo. USD LIBOR x 2.333), 9/15/44(8)	275	268,423
Series 4389, Class CA, 3.00%, 9/15/44	7,468	7,484,976
Series 4407, Class LN, 6.443%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(8)	112	111,552
Series 4452, (Interest Only), Class SP, 4.961%, (6.20% - 1 mo. USD LIBOR), 10/15/43(7)(8)	5,455	760,241
Series 4495, Class JA, 3.50%, 5/15/45	2,972	3,013,796
Series 4497, (Interest Only), Class CS, 4.961%, (6.20% - 1 mo. USD LIBOR), 9/15/44(7)(8)	3,974	812,947
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(7)	12,606	2,243,038
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(7)	5,243	770,221
Series 4549, (Interest Only), Class DS, 4.661%, (5.90% - 1 mo. USD LIBOR), 8/15/45(7)(8)	9,686	1,779,983
Series 4583, Class CZ, 3.50%, 5/15/46	1,113	1,111,560
Series 4584, Class PM, 3.00%, 5/15/46	3,352	3,421,797
Series 4594, Class FM, 2.235%, (1 mo. USD LIBOR + 1.00%), 6/15/46(6)	2,042	2,048,682
Series 4594, Class GT, 4.00%, (13.50% - 1 mo. USD LIBOR x 3.00, Cap 4.00%), 7/15/43(8)	2,801	2,659,752
Series 4608, Class TV, 3.50%, 1/15/55	3,036	3,071,591
Series 4616, Class PZ, 2.00%, 3/15/42	226	225,708
Series 4619, Class KF, 1.985%, (1 mo. USD LIBOR + 0.75%), 6/15/39(6)	2,156	2,117,797
Series 4631, Class KF, 2.235%, (1 mo. USD LIBOR + 1.00%), 10/15/46(6)	2,421	2,441,752
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(7)	3,692	518,395
Series 4637, Class CU, 3.00%, 8/15/44	11,100	10,781,076
Series 4637, Class QU, 3.00%, 4/15/44	18,661	18,136,719
Series 4639, Class KF, 2.535%, (1 mo. USD LIBOR + 1.30%), 12/15/44(6)	12,599	12,750,012

20	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4645, Class CF, 2.235%, (1 mo. USD LIBOR + 1.00%), 3/15/44(6)	$14,885	$15,049,813
Series 4648, Class WF, 2.235%, (1 mo. USD LIBOR + 1.00%), 1/15/47(6)	1,993	2,011,945
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(7)	4,786	639,612
Series 4672, (Interest Only), Class LI, 3.50%, 1/15/43(7)	4,595	614,362
Series 4678, Class PC, 3.00%, 1/15/46	9,308	9,386,345
Series 4681, Class JZ, 2.50%, 5/15/47	1,498	1,464,786
Series 4681, Class MF, 2.235%, (1 mo. USD LIBOR + 1.00%), 5/15/47(6)	3,982	3,986,113
Series 4695, Class CA, 3.00%, 10/15/41	6,075	5,949,531
Series 4700, Class UF, 2.235%, (1 mo. USD LIBOR + 1.00%), 4/15/47(6)	8,675	8,698,649
Series 4703, Class TZ, 4.00%, 7/15/47	1,204	1,206,878
Series 4717, Class PF, 2.239%, (1 mo. USD LIBOR + 1.00%), 8/15/47(6)	15,498	15,528,904
Series 4731, Class FQ, 2.238%, (1 mo. USD LIBOR + 1.00%), 11/15/47(6)	4,124	4,119,272

		$179,017,538

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA1, Class M2, 4.488%, (1 mo. USD LIBOR + 3.25%), 7/25/29(6)	$4,000	$4,217,284
Series 2017-DNA2, Class M2, 4.688%, (1 mo. USD LIBOR + 3.45%), 10/25/29(6)	2,000	2,125,281

		$6,342,565

Federal National Mortgage Association:
Series G93-17, Class FA, 2.238%, (1 mo. USD LIBOR + 1.00%), 4/25/23(6)	$51	$51,838
Series G93-36, Class ZQ, 6.50%, 12/25/23	239	259,069
Series G97-4, Class FA, 2.037%, (1 mo. USD LIBOR + 0.80%), 6/17/27(6)	262	264,372
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(7)	611	89,872
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(5)	3,873	3,580,830
Series 380, (Principal Only), Class 1, 0.00%, 7/25/37(5)	839	760,914
Series 1993-203, Class PL, 6.50%, 10/25/23	237	258,631
Series 1994-14, Class F, 2.332%, (COF + 1.60%), 10/25/23(6)	237	240,689
Series 2001-4, Class GA, 9.276%, 4/17/25(4)	20	22,032
Series 2004-60, (Interest Only), Class SW, 5.812%, (7.05% - 1 mo. USD LIBOR), 4/25/34(7)(8)	4,041	645,868
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(7)	3,340	936,774
Series 2006-65, (Interest Only), Class PS, 5.982%, (7.22% - 1 mo. USD LIBOR), 7/25/36(7)(8)	2,247	451,599

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2007-17, (Principal Only), Class PO, 0.00%, 3/25/37(5)	$689	$620,764
Series 2007-99, (Interest Only), Class SD, 5.162%, (6.40% - 1 mo. USD LIBOR), 10/25/37(7)(8)	3,545	621,066
Series 2007-102, (Interest Only), Class ST, 5.202%, (6.44% - 1 mo. USD LIBOR), 11/25/37(7)(8)	1,812	319,761
Series 2009-48, Class WA, 5.827%, 7/25/39(4)	798	873,325
Series 2009-62, Class WA, 5.571%, 8/25/39(4)	1,262	1,382,251
Series 2009-82, (Principal Only), Class PO, 0.00%, 10/25/39(5)	1,545	1,371,440
Series 2009-93, (Interest Only), Class SC, 4.912%, (6.15% - 1 mo. USD LIBOR), 11/25/39(7)(8)	6,714	1,028,195
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,329	1,374,748
Series 2010-135, (Interest Only), Class SD, 4.762%, (6.00% - 1 mo. USD LIBOR), 6/25/39(7)(8)	3,100	244,911
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(7)	1,432	53,175
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(8)	518	566,921
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(7)	2,532	603,161
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(7)	1,831	92,511
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(7)	7,467	715,669
Series 2012-5, (Principal Only), Class PO, 0.00%, 12/25/39(5)	1,143	1,037,781
Series 2012-14, Class MH, 2.00%, 12/25/40	492	488,937
Series 2012-35, Class GE, 3.00%, 5/25/40	6,539	6,603,754
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(5)	4,405	3,910,750
Series 2012-73, (Interest Only), Class MS, 4.812%, (6.05% - 1 mo. USD LIBOR), 5/25/39(7)(8)	3,814	325,407
Series 2012-86, (Interest Only), Class CS, 4.862%, (6.10% - 1 mo. USD LIBOR), 4/25/39(7)(8)	3,228	297,768
Series 2012-94, (Interest Only), Class SL, 5.462%, (6.70% - 1 mo. USD LIBOR), 5/25/38(7)(8)	9,215	1,292,120
Series 2012-103, (Interest Only), Class GS, 4.862%, (6.10% - 1 mo. USD LIBOR), 2/25/40(7)(8)	7,916	733,005
Series 2012-112, (Interest Only), Class SB, 4.912%, (6.15% - 1 mo. USD LIBOR), 9/25/40(7)(8)	8,349	1,194,242
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,083	2,627,509
Series 2012-147, (Interest Only), Class SA, 4.862%, (6.10% - 1 mo. USD LIBOR), 1/25/43(7)(8)	3,087	584,090
Series 2013-52, Class GA, 1.00%, 6/25/43	4,812	4,640,889
Series 2013-52, Class MD, 1.25%, 6/25/43	3,654	3,436,681
Series 2013-67, Class NF, 2.238%, (1 mo. USD LIBOR + 1.00%), 7/25/43(6)	1,856	1,848,460
Series 2013-119, Class PD, 2.50%, 1/25/43	539	538,324

21	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(7)	$4,020	$327,257
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(7)	3,997	325,400
Series 2014-1, Class HF, 2.735%, (1 mo. USD LIBOR + 1.50%), 6/25/43(6)	2,000	2,027,290
Series 2014-5, Class LB, 2.50%, 7/25/43	1,572	1,567,781
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(5)	3,612	2,997,012
Series 2014-35, Class CF, 1.588%, (1 mo. USD LIBOR + 0.35%), 6/25/44(6)	25,536	25,569,961
Series 2014-41, (Interest Only), Class SA, 4.812%, (6.05% - 1 mo. USD LIBOR), 7/25/44(7)(8)	4,800	1,076,593
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(7)	4,817	738,478
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(7)	4,102	594,516
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(7)	6,629	1,186,097
Series 2015-4, Class BF, 1.638%, (1 mo. USD LIBOR + 0.40%), 2/25/45(6)	15,891	15,976,539
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(7)	3,626	528,754
Series 2015-31, (Interest Only), Class SG, 4.862%, (6.10% - 1 mo. USD LIBOR), 5/25/45(7)(8)	5,267	1,124,498
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(7)	5,292	770,374
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(7)	6,583	816,809
Series 2015-74, Class SL, 1.622%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(8)	1,883	1,243,994
Series 2016-1, (Interest Only), Class SJ, 4.912%, (6.15% - 1 mo. USD LIBOR), 2/25/46(7)(8)	7,636	1,468,839
Series 2016-20, Class ZA, 2.50%, 12/25/41	2,293	2,152,750
Series 2016-22, Class ZE, 3.00%, 6/25/44	4,341	4,120,918
Series 2016-49, Class VF, 2.235%, (1 mo. USD LIBOR + 1.00%), 8/25/46(6)	2,792	2,799,362
Series 2016-55, Class KF, 2.235%, (1 mo. USD LIBOR + 1.00%), 8/25/46(6)	2,740	2,750,897
Series 2016-61, (Interest Only), Class DI, 3.00%, 4/25/46(7)	5,465	708,015
Series 2016-89, Class ZH, 3.00%, 12/25/46	1,264	1,238,592
Series 2017-1, Class LF, 2.235%, (1 mo. USD LIBOR + 1.00%), 2/25/47(6)	565	565,399
Series 2017-13, Class KF, 2.235%, (1 mo. USD LIBOR + 1.00%), 2/25/47(6)	1,647	1,658,336
Series 2017-15, Class LE, 3.00%, 6/25/46	4,844	4,883,987
Series 2017-20, Class KB, 3.00%, 4/25/47	5,745	5,695,462
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,781	1,743,306

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2017-45, Class MZ, 4.00%, 6/25/47	$2,073	$2,078,357
Series 2017-49, Class PF, 2.235%, (1 mo. USD LIBOR + 1.00%), 7/25/47(6)	2,755	2,750,768
Series 2017-50, Class CZ, 3.00%, 7/25/53	6,157	6,143,256
Series 2017-56, Class KF, 2.235%, (1 mo. USD LIBOR + 1.00%), 7/25/47(6)	7,172	7,241,296
Series 2017-59, Class NZ, 4.00%, 8/25/47	2,183	2,189,307
Series 2017-60, Class NF, 2.235%, (1 mo. USD LIBOR + 1.00%), 8/25/47(6)	4,344	4,356,970
Series 2017-66, Class ZJ, 3.00%, 9/25/57	4,681	4,465,536
Series 2017-76, Class Z, 3.00%, 10/25/57	5,732	5,570,453

		$168,443,262

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1M2, 4.788%, ( 1 mo. USD LIBOR + 3.55%), 7/25/29(6)	$1,000	$1,066,506

		$1,066,506

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(5)	$2,579	$2,220,682
Series 2010-88, (Principal Only), Class OA, 0.00%, 7/20/40(5)	1,940	1,674,673
Series 2011-48, (Interest Only), Class SD, 5.431%, (6.67% - 1 mo. USD LIBOR), 10/20/36(7)(8)	2,650	148,944
Series 2011-156, Class GA, 2.00%, 12/16/41	1,024	900,661
Series 2012-77, Class MT, 1.629%, (1 mo. USD LIBOR + 0.39%), 5/16/41(6)	1,192	1,158,755
Series 2014-98, (Interest Only), Class IM, 0.588%, 1/20/43(4)(7)	27,806	859,031
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(5)	2,604	2,347,916
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,843	1,839,651
Series 2015-116, (Interest Only), Class AS, 4.461%, (5.70% - 1 mo. USD LIBOR), 8/20/45(7)(8)	3,350	397,807
Series 2015-144, Class KB, 3.00%, 8/20/44	713	696,462
Series 2015-151, (Interest Only), Class KI, 0.693%, 11/20/42(4)(7)	38,872	910,333
Series 2016-81, Class CZ, 2.25%, 3/16/45	135	133,668
Series 2016-129, Class ZC, 2.00%, 6/20/45	2,978	2,940,405
Series 2017-5, Class ZA, 2.50%, 1/20/47	3,093	3,060,939
Series 2017-82, Class PZ, 2.50%, 4/20/43	550	548,193
Series 2017-95, Class EM, 2.50%, 5/20/40	639	627,767
Series 2017-96, Class ZM, 3.00%, 6/20/47	3,226	3,172,317
Series 2017-104, (Interest Only), Class SD, 4.961%, (6.20% - 1 mo. USD LIBOR), 7/20/47(7)(8)	9,268	1,883,978
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,764	3,673,030
Series 2017-116, Class ZA, 3.00%, 7/20/47	3,923	3,887,579

22	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)
Series 2017-121, (Interest Only), Class DS, 3.261%, (4.50% - 1 mo. USD LIBOR), 8/20/47(7)(8)	$21,420	$1,657,694
Series 2017-121, Class DF, 1.739%, (1 mo. USD LIBOR + 0.50%), 8/20/47(6)	26,329	26,323,971
Series 2017-137, Class AF, 1.739%, (1 mo. USD LIBOR + 0.50%), 9/20/47(6)	11,907	11,873,484
Series 2017-147, Class HF, 2.239%, (1 mo. USD LIBOR + 1.00%), 9/20/47(6)	13,909	13,911,910

		$86,849,850

Total Collateralized Mortgage Obligations (identified cost $444,828,911)		$441,719,721

Small Business Administration Loans (Interest Only)(9) — 2.4%

Description	Principal Amount (000’s omitted)	Value
2.482%, 9/15/41	$2,698	$290,449
2.159%, 9/15/41 to 8/15/42	8,664	831,933
2.409%, 6/15/42 to 7/15/42	12,985	1,431,948
2.659%, 6/15/42 to 7/15/42	8,848	1,069,340
1.909%, 7/15/42	5,660	497,595
2.917%, 3/21/23 to 12/13/42(10)	65,808	5,994,354
3.176%, 1/21/24 to 7/28/42(10)	34,438	3,004,168
3.510%, 3/10/26 to 3/23/42(10)	1,355	170,843

Total Small Business Administration Loans (Interest Only) (identified cost $13,194,404)		$13,290,630

Short-Term Investments — 5.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(11)	28,314,602	$28,317,433

Total Short-Term Investments (identified cost $28,317,433)		$28,317,433

Total Call Options Purchased — 0.0%(12) (identified cost $168,719)		$4,375

Total Investments — 101.1% (identified cost $570,811,524)		$568,408,320

Other Assets, Less Liabilities — (1.1)%		$(6,054,575)

Net Assets — 100.0%		$562,353,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2017.

(2)	Principal amount is less than $500.

(3)	When-issued, adjustable rate mortgage security whose interest rate will be determined after October 31, 2017.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2017.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(7)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2017.
(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2017 of all interest only securities comprising the certificate.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

(12)	Amount is less than 0.05%.

23	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2017

Portfolio of Investments — continued

Call Options Purchased — 0.0%(12)

Exchange-Traded Options — 0.0%(12)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. Long Treasury Bond Futures 12/2017	140	21,345,625	$160	11/24/17	$4,375

Total					$4,375

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
CME 90-Day Eurodollar	576	Long	Dec-18	$141,228,000	$28,800
CME 90-Day Eurodollar	572	Short	Jun-19	(140,089,950)	221,650
CME 90-Day Eurodollar	576	Short	Dec-19	(140,925,600)	(21,213)
U.S. 5-Year Treasury Note	993	Short	Dec-17	(116,367,188)	522,813
U.S. 10-Year Treasury Note	341	Short	Dec-17	(42,603,688)	677,235
U.S. Ultra-Long Treasury Bond	24	Long	Dec-17	3,954,750	(83,813)

					$1,345,472

Abbreviations:

CME	–	Chicago Mercantile Exchange
CMT	–	Constant Maturity Treasury
COF	–	Cost of Funds 11th District
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $542,494,091)	$540,090,887
Affiliated investment, at value (identified cost, $28,317,433)	28,317,433
Cash	455,691
Deposits for derivatives collateral — financial futures contracts	1,536,906
Interest receivable	2,316,742
Dividends receivable from affiliated investment	8,843
Receivable for investments sold	435,561
Receivable for variation margin on open financial futures contracts	102,413
Total assets	$573,264,476

Liabilities
Payable for when-issued securities	$10,562,349
Payable to affiliate:
Investment adviser fee	231,383
Trustees’ fees	2,275
Accrued expenses	114,724
Total liabilities	$10,910,731
Net Assets applicable to investors’ interest in Portfolio	$562,353,745

Sources of Net Assets
Investors’ capital	$563,411,477
Net unrealized depreciation	(1,057,732)
Total	$562,353,745

25	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest	$13,930,490
Dividends from affiliated investment	241,350
Total investment income	$14,171,840

Expenses
Investment adviser fee	$2,359,081
Trustees’ fees and expenses	26,934
Custodian fee	136,833
Legal and accounting services	70,155
Miscellaneous	27,820
Total expenses	$2,620,823
Net investment income	$11,551,017

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,407,894
Investment transactions — affiliated investment	5,524
Written options	115,234
Financial futures contracts	(8,221,193)
Swap contracts	(293,675)
Net realized loss	$(6,986,216)
Change in unrealized appreciation (depreciation) —
Investments	$(2,369,581)
Investments — affiliated investment	(5,613)
Financial futures contracts	3,965,455
Swap contracts	4,063,945
Net change in unrealized appreciation (depreciation)	$5,654,206

Net realized and unrealized loss	$(1,332,010)

Net increase in net assets from operations	$10,219,007

26	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$11,551,017	$11,344,922
Net realized gain (loss)	(6,986,216)	6,815,493
Net change in unrealized appreciation (depreciation)	5,654,206	(14,917,676)
Net increase in net assets from operations	$10,219,007	$3,242,739
Capital transactions —
Contributions	$228,040,897	$222,770,459
Withdrawals	(79,775,378)	(233,971,266)
Net increase (decrease) in net assets from capital transactions	$148,265,519	$(11,200,807)

Net increase (decrease) in net assets	$158,484,526	$(7,958,068)

Net Assets
At beginning of year	$403,869,219	$411,827,287
At end of year	$562,353,745	$403,869,219

27	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2017

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.55%	0.56%	0.56%	0.57%	0.57%
Net investment income	2.45%	2.44%	2.40%	2.37%	2.28%
Portfolio Turnover	46%	94%	30%	18%	12%

Total Return	2.28%	0.83%	1.66%	3.14%	(1.29)%

Net assets, end of year (000’s omitted)	$562,354	$403,869	$411,827	$243,930	$268,742

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

28	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Short-Term U.S. Government Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Eaton Vance Short Duration Government Income Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

29

Short-Term U.S. Government Portfolio

October 31, 2017

Notes to Financial Statements — continued

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

30

Short-Term U.S. Government Portfolio

October 31, 2017

Notes to Financial Statements — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. For the year ended October 31, 2017, the Portfolio’s investment adviser fee amounted to $2,359,081. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities and paydowns, aggregated $392,954,953 and $210,532,944, respectively, for the year ended October 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$572,649,198

Gross unrealized appreciation	$7,430,563
Gross unrealized depreciation	(11,675,816)

Net unrealized depreciation	$(4,245,253)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, swaps contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2017 is included in the Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, interest rate swaps and options on futures to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts (other than centrally cleared swap contracts) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2017, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

31

Short-Term U.S. Government Portfolio

October 31, 2017

Notes to Financial Statements — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at October 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Purchased options	$4,375	(1)	$—
Futures contracts	1,450,498	(2)	(105,026	)(2)

Total	$1,454,873		$(105,026)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)

Amount represents cumulative unrealized appreciation (or depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended October 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(34,922)	$(164,344)
Written options	$115,234	$—
Futures contracts	$(8,221,193)	$3,965,455
Swap contracts	$(293,675)	$4,063,945

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions, Written options, Financial futures contracts and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments, Financial futures contracts and Swap contracts, respectively.

32

Short-Term U.S. Government Portfolio

October 31, 2017

Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2017, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$28,514,000	$266,855,000	$17,692,000

The average number of purchased options contracts and average number of written options contracts outstanding during the year ended October 31, 2017, which are indicative of the volume of these derivative types, were 105 and 38 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$85,076,161	$—	$85,076,161
Collateralized Mortgage Obligations	—	441,719,721	—	441,719,721
Small Business Administration Loans (Interest Only)	—	13,290,630	—	13,290,630
Short-Term Investments	—	28,317,433	—	28,317,433
Call Options Purchased	4,375	—	—	4,375

Total Investments	$4,375	$568,403,945	$—	$568,408,320

Futures Contracts	$1,450,498	$—	$—	$1,450,498

Total	$1,454,873	$568,403,945	$—	$569,858,818

Liability Description
Futures Contracts	$(105,026)	$—	$—	$(105,026)

Total	$(105,026)	$—	$—	$(105,026)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

33

Short-Term U.S. Government Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Short-Term U.S. Government Portfolio:

We have audited the accompanying statement of assets and liabilities of Short-Term U.S. Government Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Short-Term U.S. Government Portfolio as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2017

34

Eaton Vance

Short Duration Government Income Fund

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust), Short-Term U.S. Government Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm)
(1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

35

Eaton Vance

Short Duration Government Income Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm)
(2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products)
(2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

36

Eaton Vance

Short Duration Government Income Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR. Vice President of Eaton Vance and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Short-Term U.S. Government Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration Government Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1560    10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/16	10/31/17
Audit Fees	$39,385	$45,268
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,872	$15,095
All Other Fees(3)	$0	$0

Total	$54,257	$60,363

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/16	10/31/17
Registrant	$14,872	$15,095
Eaton Vance(1)	$56,434	$148,018

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017